SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertiser deposits (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of the committed spend	10.00%
Advertiser deposits	$ 366,948	$ 541,444